SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Line Items]
Payroll and related expenses	$ 515	$ 384
Government institutions	377	416
Accrued vacation pay	104	93
Accrued expenses and sundry	157	258
Other Accounts Payable and Accrued Liabilities	$ 1,153	$ 1,151